Intangible Liabilities/ Assets - Charter Agreements - Aggregate Amortization of Intangible Liabilities (Table) (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Intangible Liabilitiesassets - Charter Agreements
December 31, 2023	$ 8,556
December 31, 2024	5,113
December 31, 2025	549
Total	$ 14,218